Shareholder Report, Average Annual Return (Details)	12 Months Ended	17 Months Ended		20 Months Ended	32 Months Ended	38 Months Ended	52 Months Ended		60 Months Ended		61 Months Ended	64 Months Ended	73 Months Ended	78 Months Ended	84 Months Ended	85 Months Ended	96 Months Ended	98 Months Ended	110 Months Ended	113 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000055529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	12.02%									2.26%												3.70%
C000069477 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.64%									(4.25%)												(0.51%)
C000069478 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.36%									(0.81%)												0.12%
C000102031 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.16%									3.76%												2.83%
C000110079 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.95%									0.73%												2.31%
C000110080 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.96%									0.06%												1.27%
C000110081 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.21%									(0.20%)												2.48%
C000119711 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.96%									1.81%												2.34%
C000131291 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.50%									5.93%												5.15%
C000131292 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.99%									2.36%												2.68%
C000137225 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	4.41%									3.16%												2.15%
C000152180 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	4.62%									1.60%												3.63%
C000153287 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	25.67%									8.98%												11.83%
C000161648 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	4.72%									0.77%											2.66%
C000170245 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	8.06%									4.23%										5.22%
C000170247 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	8.83%									5.59%										6.83%
C000173141 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	4.99%									1.26%									3.00%
C000191091 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.58%									1.34%								3.13%
C000194633 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	8.25%									5.44%							4.82%
C000196720 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	8.97%									1.47%												2.59%
C000204503 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.40%									1.19%						3.96%
C000204721 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	8.06%									4.49%	4.32%
C000205645 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.38%									0.01%					2.34%
C000211404 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.48%									5.40%				4.87%
C000214263 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.96%									1.01%			2.48%
C000219751 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.46%									0.65%		0.98%
C000222633 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.28%								4.87%
C000228040 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.90%						0.31%
C000228465 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.88%							3.60%
C000236812 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	9.70%					(0.72%)
C000236814 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.65%					5.45%
C000236816 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.92%					1.92%
C000237776 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	10.42%				9.83%
C000247831 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	13.42%			9.49%
C000247832 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	13.24%			12.88%
C000249959 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.57%		8.75%
C000249960 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	4.90%		5.05%
C000249961 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.85%		8.55%
C000249962 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.04%		6.85%
C000250196 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.24%	6.33%
C000250197 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	4.22%	4.72%
C000250199 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	1.42%	2.75%
J P Morgan EMBI Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMBI Global Diversified Index
Average Annual Return, Percent	12.76%				11.27%					2.71%												4.13%
FTSE World Broad Investment Grade Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Broad Investment-Grade Bond Index
Average Annual Return, Percent	6.22%									(1.73%)												1.07%
Bloomberg U S Universal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%		7.03%			3.43%	0.25%	0.07%	0.23%	0.28%		0.41%	1.36%	1.91%	2.59%	2.47%		1.97%	1.97%	2.02%		2.29%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	5.69%									(1.63%)											1.30%
ICE BofA US Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	6.13%	6.53%	6.63%			2.87%				(0.26%)	(0.32%)						1.78%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%									(0.24%)												1.90%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%			19.99%
S And P Total Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	20.90%			20.03%
S And P Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	4.23%		4.48%
J P Morgan EMBI Global Core Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMBI Global Core Index
Average Annual Return, Percent	12.37%									2.41%												4.01%
FTSE World Government Bond Index Developed Markets Capped Select Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index - Developed Markets Capped Select Index (Spliced)
Average Annual Return, Percent	6.35%									(3.88%)												(0.13%)
FTSE World Government Bond Index Developed Markets 1 3 Years Capped Select Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index (Spliced)
Average Annual Return, Percent	8.08%									(0.44%)												0.36%
Bloomberg US Floating Rate Note 5 Years Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Floating Rate Note<5 Years Index
Average Annual Return, Percent	5.25%									3.88%												3.03%
Bloomberg U S CMBS ERISA Only Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. CMBS (ERISA Only) Index
Average Annual Return, Percent	7.21%									1.05%												2.61%
Bloomberg U S GNMA Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. GNMA Bond Index
Average Annual Return, Percent	7.04%									0.15%												1.42%
Markit iBoxx USD Liquid Investment Grade 0 5 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Markit iBoxx USD Liquid Investment Grade 0-5 Index
Average Annual Return, Percent	5.92%									2.36%												2.72%
Bloomberg U S Corporate Aaa A Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Aaa - A Capped Index
Average Annual Return, Percent	6.29%									(0.10%)												2.60%
Bloomberg U S Universal 1 5 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal 1-5 Year Index
Average Annual Return, Percent	5.97%									1.83%												2.39%
Markit iBoxx USD Liquid High Yield 0 5 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Markit iBoxx USD Liquid High Yield 0-5 Index
Average Annual Return, Percent	7.58%									6.17%												5.46%
Bloomberg U S Treasury Floating Rate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Floating Rate Index
Average Annual Return, Percent	4.55%									3.31%												2.29%
Bloomberg December 2025 Maturity Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2025 Maturity Corporate Index
Average Annual Return, Percent	4.07%									1.55%												3.62%
Bloomberg U S Convertible Cash Pay Bond 250MM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Convertible Cash Pay Bond>$250MM Index
Average Annual Return, Percent	26.03%									9.37%												12.32%
Bloomberg Global Aggregate ex USD 10 Issuer Capped Hedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index
Average Annual Return, Percent	4.87%									0.88%											2.76%
Bloomberg MSCI US High Yield Choice ESG Screened Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI US High Yield Choice ESG Screened Index (Spliced)
Average Annual Return, Percent	8.43%									4.39%										5.47%
Bloomberg US High Yield Fallen Angel 3 Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield Fallen Angel 3% Capped Index
Average Annual Return, Percent	8.80%									5.64%										7.14%
Bloomberg December 2026 Maturity Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2026 Maturity Corporate Index
Average Annual Return, Percent	5.06%									1.34%									3.10%
Bloomberg December 2027 Maturity Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2027 Maturity Corporate Index
Average Annual Return, Percent	5.62%									1.40%								3.19%
ICE BofA US High Yield Constrained Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index (Spliced)
Average Annual Return, Percent	8.03%									5.48%							4.85%
BlackRock Universal Systematic Bond Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BlackRock Universal Systematic Bond Index (Spliced)
Average Annual Return, Percent	9.44%									1.75%												2.49%
Bloomberg December 2028 Maturity Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2028 Maturity Corporate Index
Average Annual Return, Percent	6.43%									1.25%						4.00%
ICE BofA BB US High Yield Constrained Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA BB US High Yield Constrained Index (Spliced)
Average Annual Return, Percent	8.15%									4.58%	4.44%
Bloomberg MSCI USD Green Bond Select Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI USD Green Bond Select Index (Spliced)
Average Annual Return, Percent	6.54%									0.21%					2.50%
Bloomberg 2025 Term High Yield and Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 2025 Term High Yield and Income Index
Average Annual Return, Percent	4.68%									5.68%				5.12%
Bloomberg December 2029 Maturity Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2029 Maturity Corporate Index
Average Annual Return, Percent	6.98%									1.08%			2.51%
Bloomberg December 2030 Maturity Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2030 Maturity Corporate Index
Average Annual Return, Percent	7.47%									0.72%		1.03%
Bloomberg 2026 Term High Yield and Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 2026 Term High Yield and Income Index
Average Annual Return, Percent	7.59%								5.24%
Bloomberg December 2031 Maturity Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2031 Maturity Corporate Index
Average Annual Return, Percent	7.98%						0.35%
Bloomberg 2027 Term High Yield and Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 2027 Term High Yield and Income Index
Average Annual Return, Percent	7.28%							3.88%
Cboe TLT 2 OTM BuyWrite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cboe TLT 2% OTM BuyWrite Index
Average Annual Return, Percent	10.92%					0.17%
Cboe HYG BuyWrite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cboe HYG BuyWrite Index
Average Annual Return, Percent	4.68%					5.42%
Cboe LQD BuyWrite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cboe LQD BuyWrite Index
Average Annual Return, Percent	7.56%					2.11%
J P Morgan EM Sovereign and Corporate Credit Core Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EM Sovereign and Corporate Credit Core Index
Average Annual Return, Percent	10.56%				9.99%
Cboe FTSE Russell IWM 2 OTM BuyWrite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cboe FTSE Russell IWM 2% OTM BuyWrite Index
Average Annual Return, Percent	13.54%			9.39%
Cboe S And P 500 Enhanced 1 OTM BuyWrite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cboe S&P 500 Enhanced 1% OTM BuyWrite Index
Average Annual Return, Percent	13.40%			13.09%
Bloomberg 2031 Term High Yield and Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 2031 Term High Yield and Income Index
Average Annual Return, Percent	7.89%		9.03%
S And P AMT Free Municipal Series Callable Adjusted Dec 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P AMT-Free Municipal Series Callable-Adjusted Dec 2030 Index
Average Annual Return, Percent	4.67%		4.78%
Bloomberg December 2034 Maturity Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2034 Maturity Corporate Index
Average Annual Return, Percent	7.92%		8.47%
ICE 2034 Maturity US Inflation Linked Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE 2034 Maturity US Inflation-Linked Treasury Index
Average Annual Return, Percent	7.12%		6.96%
ICE 2034 Maturity US Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE 2034 Maturity US Treasury Index
Average Annual Return, Percent	6.29%	6.40%
ICE 2044 Maturity US Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE 2044 Maturity US Treasury Index
Average Annual Return, Percent	4.23%	4.75%
ICE 2054 Maturity US Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE 2054 Maturity US Treasury Index
Average Annual Return, Percent	1.45%	2.83%